                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 2007
                                                       -------------------------

Check here if Amendment           [ ];      Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  CornerCap Investment Counsel, Inc.
                  --------------------------------------------------------------
Address:               The Peachtree, Suite 1700
                  --------------------------------------------------------------
                       1355 Peachtree Street, N.E.
                  --------------------------------------------------------------
                       Atlanta, Georgia  30309
                  --------------------------------------------------------------

Form 13F File Number:      28-      7208
                              -----------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:        Thomas E. Quinn
                  --------------------------------------------------------------
         Title:       Chief Executive Officer
                  --------------------------------------------------------------
         Phone:       (404)  870-0100
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

          /S/ Thomas E. Quinn      Atlanta, Georgia           2/13/2007
         --------------------    --------------------    --------------------
              Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                             ----------------------------------

Form 13F Information Table Entry Total:            126
                                             ----------------------------------

Form 13F Information Table Value Total:      $     412,280
                                             ---------------------------------
                                                       (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE



      COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                 TITLE                      VALUE      SHRS OR  SH/  PUT/ INVESTMENT    OTHER  SHRS OR
   NAME OF ISSUER               OF CLASS       CUSIP       (X$100)     PRN AMT PRN  CALL  DISCRETION  MANAGERS PRN AMT  SHARED NONE
   --------------               --------       -----       -------     ------- ---  ----  ----------  -------- -------  ------ ----
ABM Inds Inc                      COM       000957 10 0      1829       89685   SH          SOLE                        89685
Alcoa Inc                         COM       013817 10 1      7214      197378   SH          SOLE                       197378
American Axle & Mfg Hldgs IN      COM       024061 10 3      3024      162423   SH          SOLE                       162423
Amgen Inc                         COM       031162 10 0      3435       73957   SH          SOLE                        73957
Anheuser-Busch Cos Inc            COM       035229 10 3      4764       91028   SH          SOLE                        91028
Apogee Enterprises Inc            COM       037598 10 9      2121      123944   SH          SOLE                       123944
Arkansas Best Corp DEL            COM       040790 10 7      1822       83040   SH          SOLE                        83040
Arrow Electrs Inc                 COM       042735 10 0      6012      153053   SH          SOLE                       153053
Arvinmeritor Inc                  COM       043353 10 1      2372      202238   SH          SOLE                       202238
AT&T Inc                          COM       00206R 10 2      8452      203360   SH          SOLE                       203360
Bank of America Corporation       COM       060505 10 4      6007      145585   SH          SOLE                       145585
Basic Energy Svcs Inc New         COM       06985P 10 0      3508      159839   SH          SOLE                       159839
BB&T Corp                         COM       054937 10 7      1224       39897   SH          SOLE                        39897
Bear Stearns Cos Inc              COM       073902 10 8      4140       46913   SH          SOLE                        46913
Berkshire Hathaway Inc Del        CL B      084670 20 7       242          51   SH          SOLE                           51
BP PLC                       SPONSORED ADR  055622 10 4       230        3139   SH          SOLE                         3139
Briggs & Stratton Corp            COM       109043 10 9      3680      162396   SH          SOLE                       162396
Building Matls Hldg Corp          COM       120113 10 5       792      143305   SH          SOLE                       143305
Cabelas Inc                       COM       126804 30 1      1679      111410   SH          SOLE                       111410
Cascade Corp                      COM       147195 10 1      1644       35385   SH          SOLE                        35385
Central Garden & Pet Co       CL A NON-VTG  153527 20 5       318       59262   SH          SOLE                        59262
Chart Inds Inc               COM PAR $0.01  16115Q 30 8      4705      152266   SH          SOLE                       152266
Chevron Corp New                  COM       166764 10 0       237        2537   SH          SOLE                         2537
Cigna Corp                        COM       125509 10 9     10157      189038   SH          SOLE                       189038
Cisco Sys Inc                     COM       17275R 10 2       481       17784   SH          SOLE                        17784
Citigroup Inc                     COM       172967 10 1       258        8765   SH          SOLE                         8765
Coca Cola Co                      COM       191216 10 0       200        3264   SH          SOLE                         3264
Comerica Inc                      COM       200340 10 7      3845       88334   SH          SOLE                        88334
Computer Sciences Corp            COM       205363 10 4      2711       54804   SH          SOLE                        54804
ConocoPhillips                    COM       20825C 10 4       461        5224   SH          SOLE                         5224
Convergys Corp                    COM       212485 10 6      4182      254077   SH          SOLE                       254077
Crane Co                          COM       224399 10 5      2926       68213   SH          SOLE                        68213
CTS Corp                          COM       126501 10 5      2677      269620   SH          SOLE                       269620
Curtiss Wright                    COM       231561 10 1      1748       34825   SH          SOLE                        34825
Diebold Inc                       COM       253651 10 3      2993      103263   SH          SOLE                       103263
Donnelley R R & Sons Co           COM       257867 10 1      8115      215014   SH          SOLE                       215014
Duke Energy Corp NEW              COM       26441C 10 5       287       14226   SH          SOLE                        14226
Eaton Corp                        COM       278058 10 2      9837      101467   SH          SOLE                       101467
Enpro Inds Inc                    COM       29355X 10 7      2342       76414   SH          SOLE                        76414
Esterline Technologies Corp       COM       297425 10 0      3177       61400   SH          SOLE                        61400


Everest RE Group LTD              COM       G3223R 10 8      7246       72171   SH          SOLE                        72171
Exxon Mobile Corp                 COM       30231G 10 2      1526       16283   SH          SOLE                        16283
FirstEnergy Corp                  COM       337932 10 7      8546      118136   SH          SOLE                       118136
FirstMerit Corp                   COM       337915 10 2      2943      147090   SH          SOLE                       147090
F M C Corp                      COM NEW     302491 30 3      7678      140751   SH          SOLE                       140751
Freds Inc                         CL A      356108 10 0      1305      135538   SH          SOLE                       135538
Gannett Inc                       COM       364730 10 1      3845       98583   SH          SOLE                        98583
General Electric Co               COM       369604 10 3      4203      113368   SH          SOLE                       113368
Gerdau Ameristeel Corp            COM       37373P 10 5       499       35065   SH          SOLE                        35065
Goodrich Corp                     COM       382388 10 6     10257      145262   SH          SOLE                       145262
Gruma SAB De CV              SPON ADR CL B  400131 30 6      2687      200950   SH          SOLE                       200950
HCC Ins Hldgs Inc                 COM       404132 10 2      4542      158376   SH          SOLE                       158376
Heidrick & Struggls Intl IN       COM       422819 10 2      1470       39615   SH          SOLE                        39615
Helen of Troy Corp Ltd            COM       G4388N 10 6      2615      152551   SH          SOLE                       152551
Helmerich & Payne Inc             COM       423452 10 1      5344      133357   SH          SOLE                       133357
Home Depot Inc                    COM       437076 10 2      1625       60322   SH          SOLE                        60322
International Business Machs      COM       459200 10 1       289        2675   SH          SOLE                         2675
Intel Corp                        COM       458140 10 0      5433      203774   SH          SOLE                       203774
Intl Paper Co                     COM       460146 10 3      3775      116581   SH          SOLE                       116581
ISHARES INC                  MSCI PAC J IDX 464286 66 5      1243        9680   SH          SOLE                         9680
ISHARES INC                    MSCI JAPAN   464286 84 8       501       37681   SH          SOLE                        37681
ISHARES TR                   MSCI EAFE IDX  464287 46 5      1564       21790   SH          SOLE                        21790
ISHARES TR                   S&P MC 400 GRW 464287 60 6      1505       19714   SH          SOLE                        19714
ISHARES TR                   S&P MIDCP VALU 464287 70 5       792        8885   SH          SOLE                         8885
ISHARES TR                   S&P SMLCP VALU 464287 87 9       988       12416   SH          SOLE                        12416
ISHARES TR                   S&P SMLCP GROW 464287 88 7       973       11309   SH          SOLE                        11309
ISHARES TR                   RSSL MCRCP IDX 464288 86 9       294        5563   SH          SOLE                         5563
ISHARES TR                   S&P WLD EX-US  464288 42 2       355        7200   SH          SOLE                         7200
Johnson & Johnson                 COM       478160 10 4       604        9062   SH          SOLE                         9062
Johnson Ctls Inc                  COM       478366 10 7      9715      269550   SH          SOLE                       269550
Joy Global Inc                    COM       481165 10 8      3908       59367   SH          SOLE                        59367
Kemet Corp                        COM       488360 10 8      3146      474561   SH          SOLE                       474561
Korn Ferry Intl                 COM NEW     500643 20 0      1218       64700   SH          SOLE                        64700
Lauder Estee Cos Inc              CL A      518439 10 4      3281       75227   SH          SOLE                        75227
Lincare Hldgs Inc                 COM       532791 10 0      6590      187425   SH          SOLE                       187425
Lincoln Natl Corp Ind             COM       534187 10 9      4526       77745   SH          SOLE                        77745
Manpower Inc                      COM       56418H 10 0       486        8547   SH          SOLE                         8547
Marathon Oil Corp                 COM       565849 10 6      8840      145245   SH          SOLE                       145245
Mattel Inc                        COM       577081 10 2      1666       87500   SH          SOLE                        87500
MCG Capital Corp                  COM       58047P 10 7      2225      191957   SH          SOLE                       191957
Merck & Co Inc                    COM       589331 10 7       221        3805   SH          SOLE                         3805
Microsoft Corp                    COM       594918 10 4       661       18565   SH          SOLE                        18565
National Oilwell Varco Inc        COM       637071 10 1     10268      139783   SH          SOLE                       139783



Nissan Motors                SPONSORED ADR  654744 40 8      4062      187018   SH          SOLE                       187018
Norfolk Southern Corp             COM       655844 10 8      3690       73156   SH          SOLE                        73156
Office Depot Inc                  COM       676220 10 6      1239       89045   SH          SOLE                        89045
Olin Corp                      COM PAR $1   680665 20 5      4489      232221   SH          SOLE                       232221
OM Group Inc                      COM       670872 10 0      2444       42480   SH          SOLE                        42480
Oracle Corp                       COM       68389X 10 5       270       11976   SH          SOLE                        11976
Orbotech Ltd                      ORD       M75253 10 0      2624      149517   SH          SOLE                       149517
Partnerre Ltd                     COM       G6852T 10 5      3710       44953   SH          SOLE                        44953
Pepsico Inc                       COM       713448 10 8       550        7251   SH          SOLE                         7251
Perrigo Co                        COM       714290 10 3       772       22055   SH          SOLE                        22055
Pfizer Inc                        COM       717081 10 3      6408      281925   SH          SOLE                       281925
Plantronics Inc NEW               COM       727493 10 8      2403       92405   SH          SOLE                        92405
PPG Inds Inc                      COM       693506 10 7      7976      113572   SH          SOLE                       113572
Regions Financial Corp New        COM       7591EP 10 0       555       23452   SH          SOLE                        23452
Regis Corp Minn                   COM       758932 10 7      2571       91968   SH          SOLE                        91968
Reinsurance Group Amer Inc        COM       759351 10 9      3863       73602   SH          SOLE                        73602
Ruby Tuesday Inc                  COM       781182 10 0       912       93525   SH          SOLE                        93525
Rydex ETF Trust              S&P 500 EQ TRD 78355W 10 6       758       16059   SH          SOLE                        16059
Sanderson Farms Inc               COM       800013 10 4      2451       72545   SH          SOLE                        72545
Schlumberger Ltd                  COM       806857 10 8       257        2613   SH          SOLE                         2613
Seabright Insurance Hldgs IN      COM       811656 10 7      2409      159740   SH          SOLE                       159740
Seagate Technology                SHS       G7945J 10 4      2745      107635   SH          SOLE                       107635
Standex Intl Corp                 COM       854231 10 7      2233      127969   SH          SOLE                       127969
Suntrust Bks Inc                  COM       867914 10 3       229        3668   SH          SOLE                         3668
Syniverse Hldgs Inc               COM       87163F 10 6      1977      126900   SH          SOLE                       126900
Technitrol Inc                    COM       878555 10 1      5028      175933   SH          SOLE                       175933
Telefonos de Mexico S A B    SPON ADR ORD L 879403 78 0     10894      295724   SH          SOLE                       295724
Terex Corp NEW                    COM       880779 10 3       783       11941   SH          SOLE                        11941
Travelers Companies Inc           COM       89417E 10 9      8496      157924   SH          SOLE                       157924
Unitedhealth Group Inc            COM       91324P 10 2      8870      152409   SH          SOLE                       152409
US Bancorp DEL                  COM NEW     902973 30 4      7231      227831   SH          SOLE                       227831
Vanguard Index FDS            MID CAP ETF   922908 62 9       381        5042   SH          SOLE                         5042
Vanguard Intl Equity Index F  EMR MKT ETF   922042 85 8      1573       17210   SH          SOLE                        17210
Verigy Ltd                        SHS       Y93691 10 6      1322       48675   SH          SOLE                        48675
Verso Technologies Inc          COM NEW     925317 20 8        10       28000   SH          SOLE                        28000
VF Corp                           COM       918204 10 8      7008      102073   SH          SOLE                       102073
Wachovia Corp New                 COM       929903 10 2     10034      263840   SH          SOLE                       263840
Washington Fed Inc                COM       938824 10 9      3051      144507   SH          SOLE                       144507
Webster Finl Corp CONN            COM       947890 10 9      1517       47439   SH          SOLE                        47439
Western Digital Corp              COM       958102 10 5      8136      269301   SH          SOLE                       269301
WABTEC Corp                       COM       929740 10 8      2946       85540   SH          SOLE                        85540
Whirlpool Corp                    COM       963320 10 6       399        4885   SH          SOLE                         4885
Wyeth                             COM       983024 10 0      5760      130348   SH          SOLE                       130348


REPORT SUMMARY              126 DATA RECORDS                   412280          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

